UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3583

Fidelity Mt. Vernon Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Growth Company Fund

August 31, 2016

GCF-QTLY-1016
1.805820.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.9%
Auto Components - 0.1%
Johnson Controls, Inc.	641,100	$28,131
Automobiles - 1.0%
Tesla Motors, Inc. (a)	1,765,600	374,325
Hotels, Restaurants & Leisure - 3.4%
Buffalo Wild Wings, Inc. (a)	735,800	119,347
China Lodging Group Ltd. ADR	393,900	17,580
Chipotle Mexican Grill, Inc. (a)	268,100	110,921
Chuy's Holdings, Inc. (a)(b)	989,042	29,948
Dave & Buster's Entertainment, Inc. (a)	240,250	11,160
Del Taco Restaurants, Inc. (a)(c)	1,548,000	17,384
Domino's Pizza, Inc.	298,600	44,662
Dunkin' Brands Group, Inc.	465,740	22,798
Fiesta Restaurant Group, Inc. (a)	196,400	4,961
Hyatt Hotels Corp. Class A (a)(c)	200,340	10,714
Las Vegas Sands Corp.	702,500	35,273
McDonald's Corp.	2,276,000	263,242
Panera Bread Co. Class A (a)	342,700	74,417
Papa John's International, Inc.	969,700	72,563
Starbucks Corp.	5,630,700	316,614
Wingstop, Inc. (c)	343,800	10,414
Yum! Brands, Inc.	1,351,000	122,549
		1,284,547
Household Durables - 0.0%
Newell Brands, Inc.	248,254	13,177
Internet & Catalog Retail - 7.0%
Amazon.com, Inc. (a)	2,313,001	1,779,068
Ctrip.com International Ltd. ADR (a)(c)	1,459,100	69,088
Etsy, Inc. (a)	237,900	3,202
Expedia, Inc.	1,186,600	129,482
Groupon, Inc. Class A (a)(c)	10,048,615	53,559
JD.com, Inc. sponsored ADR (a)	418,200	10,626
Netflix, Inc. (a)	2,091,100	203,778
Priceline Group, Inc. (a)	149,368	211,614
Qunar Cayman Islands Ltd. sponsored ADR (a)(c)	78,445	2,331
The Honest Co., Inc. (a)(d)	39,835	1,479
TripAdvisor, Inc. (a)	135,600	8,272
Vipshop Holdings Ltd. ADR (a)	5,182,900	73,390
Wayfair LLC Class A (a)(c)	2,766,301	106,530
		2,652,419
Leisure Products - 0.0%
Callaway Golf Co.	1,309,300	14,952
NJOY, Inc. (a)(d)	17,666,072	708
		15,660
Media - 1.5%
Comcast Corp. Class A	5,771,600	376,655
Lions Gate Entertainment Corp. (c)	248,092	5,200
The Walt Disney Co.	1,994,900	188,438
Twenty-First Century Fox, Inc. Class A	433,700	10,643
		580,936
Multiline Retail - 0.2%
Dollar General Corp.	262,200	19,248
Dollar Tree, Inc. (a)	638,000	52,763
Target Corp.	346,289	24,306
		96,317
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	194,400	3,449
AutoNation, Inc. (a)	491,800	23,287
CarMax, Inc. (a)(c)	342,621	20,198
DavidsTea, Inc. (a)(c)	1,052,900	14,288
Five Below, Inc. (a)	684,116	30,484
Home Depot, Inc.	3,294,000	441,791
L Brands, Inc.	359,700	27,413
Restoration Hardware Holdings, Inc. (a)(b)(c)	2,239,449	75,537
TJX Companies, Inc.	413,600	32,029
		668,476
Textiles, Apparel & Luxury Goods - 5.9%
adidas AG	4,556,900	757,394
Columbia Sportswear Co.	408,200	22,929
Kate Spade & Co. (a)	6,327,815	118,077
lululemon athletica, Inc. (a)(b)(c)	9,219,841	705,410
NIKE, Inc. Class B	4,380,500	252,492
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,935,140	241,523
Tory Burch LLC:
Class A (a)(d)(e)	950,844	56,889
Class B (a)(d)(e)	324,840	20,724
Under Armour, Inc.:
Class A (sub. vtg.) (a)(c)	647,200	25,649
Class C (non-vtg.)	634,304	22,613
VF Corp.	631,500	39,185
		2,262,885

TOTAL CONSUMER DISCRETIONARY		7,976,873

CONSUMER STAPLES - 7.4%
Beverages - 3.0%
Constellation Brands, Inc. Class A (sub. vtg.)	386,400	63,389
Dr. Pepper Snapple Group, Inc.	214,700	20,117
Monster Beverage Corp. (a)	3,687,206	567,424
PepsiCo, Inc.	1,640,940	175,170
The Coca-Cola Co.	7,511,600	326,229
		1,152,329
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	1,340,400	217,265
CVS Health Corp.	1,752,500	163,684
Drogasil SA	2,947,473	54,473
Kroger Co.	809,050	25,882
Sprouts Farmers Market LLC (a)	1,159,400	26,121
Walgreens Boots Alliance, Inc.	874,800	70,605
Whole Foods Market, Inc.	919,000	27,919
		585,949
Food Products - 1.1%
Associated British Foods PLC	1,017,900	40,648
Campbell Soup Co.	158,700	9,636
General Mills, Inc.	541,800	38,370
Kellogg Co.	508,100	41,771
Mead Johnson Nutrition Co. Class A	1,515,200	128,898
Mondelez International, Inc.	730,100	32,869
The Hain Celestial Group, Inc. (a)	573,900	21,091
The Hershey Co.	322,000	32,165
The Kraft Heinz Co.	550,600	49,273
Tyson Foods, Inc. Class A	407,300	30,780
		425,501
Household Products - 0.4%
Church & Dwight Co., Inc.	494,800	49,193
Colgate-Palmolive Co.	562,300	41,801
Kimberly-Clark Corp.	304,600	39,007
		130,001
Personal Products - 0.4%
Coty, Inc. Class A (c)	263,400	7,099
Herbalife Ltd. (a)	2,432,110	147,751
		154,850
Tobacco - 1.0%
Altria Group, Inc.	3,560,880	235,339
Japan Tobacco, Inc.	442,100	17,126
Philip Morris International, Inc.	565,480	56,508
Reynolds American, Inc.	1,033,126	51,212
		360,185

TOTAL CONSUMER STAPLES		2,808,815

ENERGY - 2.0%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	1,340,800	65,874
Halliburton Co.	896,700	38,567
Schlumberger Ltd.	91,700	7,244
U.S. Silica Holdings, Inc.	1,815,200	71,247
		182,932
Oil, Gas & Consumable Fuels - 1.5%
Cabot Oil & Gas Corp.	1,562,700	38,489
Concho Resources, Inc. (a)	700,200	90,466
Continental Resources, Inc. (a)	766,300	36,752
EOG Resources, Inc.	1,406,700	124,479
Hess Corp.	287,800	15,628
Noble Energy, Inc.	1,244,711	42,918
PDC Energy, Inc. (a)	347,200	23,054
Pioneer Natural Resources Co.	693,507	124,172
Range Resources Corp. (c)	1,721,900	66,414
Valero Energy Corp.	261,200	14,457
		576,829

TOTAL ENERGY		759,761

FINANCIALS - 2.6%
Banks - 0.7%
Citigroup, Inc.	619,180	29,560
HDFC Bank Ltd. sponsored ADR	1,715,974	122,950
JPMorgan Chase & Co.	1,131,600	76,383
Signature Bank (a)	68,885	8,405
Wells Fargo & Co.	482,200	24,496
		261,794
Capital Markets - 1.0%
BlackRock, Inc. Class A	480,900	179,284
Charles Schwab Corp.	6,512,775	204,892
RPI International Holdings LP (d)	130,847	17,121
		401,297
Consumer Finance - 0.1%
American Express Co.	273,748	17,952
Discover Financial Services	120,644	7,239
		25,191
Diversified Financial Services - 0.4%
BM&F BOVESPA SA	5,757,397	31,932
Broadcom Ltd.	758,002	133,727
PhaseRx, Inc. (b)	614,500	1,899
		167,558
Real Estate Investment Trusts - 0.4%
American Tower Corp.	1,212,400	137,462

TOTAL FINANCIALS		993,302

HEALTH CARE - 17.8%
Biotechnology - 12.9%
AbbVie, Inc. (f)	642,091	37,042
AbbVie, Inc.	1,144,600	73,369
ACADIA Pharmaceuticals, Inc. (a)(b)(c)	7,110,799	228,470
Adaptimmune Therapeutics PLC sponsored ADR (a)	715,900	4,797
Adverum Biotechnologies, Inc. (a)	1,057,000	3,784
Agios Pharmaceuticals, Inc. (a)(c)	1,493,011	55,003
Aimmune Therapeutics, Inc. (a)(c)	227,000	3,353
Alder Biopharmaceuticals, Inc. (a)(c)	470,600	15,516
Alexion Pharmaceuticals, Inc. (a)	2,017,060	253,867
Alkermes PLC (a)(b)	10,234,472	447,963
Alnylam Pharmaceuticals, Inc. (a)(b)	5,026,518	351,102
Amgen, Inc.	2,045,000	347,773
Array BioPharma, Inc. (a)	2,151,670	7,380
aTyr Pharma, Inc. (a)(b)(c)	587,107	1,714
aTyr Pharma, Inc. (b)(f)	1,469,144	4,290
BeiGene Ltd. ADR (c)	1,641,606	47,131
Biogen, Inc. (a)	382,500	116,903
bluebird bio, Inc. (a)(b)(c)	2,529,981	124,829
Celgene Corp. (a)	1,534,488	163,791
Celldex Therapeutics, Inc. (a)(c)	4,180,923	13,881
Cellectis SA sponsored ADR (a)	733,162	19,443
Cepheid, Inc. (a)	768,555	26,377
Chimerix, Inc. (a)(b)	3,035,657	14,602
Coherus BioSciences, Inc. (a)(c)	2,094,502	62,353
Corvus Pharmaceuticals, Inc.	353,900	4,831
CytomX Therapeutics, Inc. (a)	699,788	8,209
CytomX Therapeutics, Inc. (f)	794,033	9,314
Dicerna Pharmaceuticals, Inc. (a)	1,016,050	3,201
Editas Medicine, Inc.	793,266	13,343
Editas Medicine, Inc. (f)	547,716	9,213
Exelixis, Inc. (a)(b)(c)	14,934,913	166,524
Fate Therapeutics, Inc. (a)(b)(c)	1,750,806	4,552
Five Prime Therapeutics, Inc. (a)	1,151,400	50,639
Galapagos Genomics NV sponsored ADR (a)(c)	1,166,300	63,330
Genocea Biosciences, Inc. (a)(c)	542,000	2,905
Gilead Sciences, Inc.	4,131,395	323,819
Global Blood Therapeutics, Inc. (a)	693,925	11,790
Heron Therapeutics, Inc. (a)(c)	959,491	17,847
Intellia Therapeutics, Inc. (a)(c)	1,045,200	20,329
Intellia Therapeutics, Inc.	390,900	7,223
Intercept Pharmaceuticals, Inc. (a)(c)	155,754	23,100
Intrexon Corp. (a)(c)	590,675	14,909
Ionis Pharmaceuticals, Inc. (a)(b)	8,339,036	247,252
Ironwood Pharmaceuticals, Inc. Class A (a)	6,290,719	83,918
Juno Therapeutics, Inc. (a)(f)(g)	1,638,639	48,471
Lexicon Pharmaceuticals, Inc. (a)(b)(c)	6,737,654	93,519
Merrimack Pharmaceuticals, Inc. (a)(b)(c)	7,843,521	36,237
Momenta Pharmaceuticals, Inc. (a)(b)	5,639,447	67,786
Prothena Corp. PLC (a)(b)	2,226,580	111,284
Regeneron Pharmaceuticals, Inc. (a)	1,447,918	568,380
Regulus Therapeutics, Inc. (a)(b)(c)	3,240,098	10,271
Rigel Pharmaceuticals, Inc. (a)(b)	8,160,589	27,501
Sage Therapeutics, Inc. (a)(b)(c)	1,855,522	68,970
Seattle Genetics, Inc. (a)	3,909,136	174,152
Seres Therapeutics, Inc. (a)	1,352,711	14,163
Seres Therapeutics, Inc. (f)	572,827	5,997
Shire PLC sponsored ADR	108,516	20,312
Spark Therapeutics, Inc. (a)(c)	353,604	20,007
Syros Pharmaceuticals, Inc. (b)(c)	851,619	11,667
Syros Pharmaceuticals, Inc. (b)	938,008	11,566
Transition Therapeutics, Inc. (a)(b)	2,731,234	4,020
Ultragenyx Pharmaceutical, Inc. (a)	875,300	57,700
Versartis, Inc. (a)(c)	719,994	8,928
Vertex Pharmaceuticals, Inc. (a)	359,967	34,020
		4,905,932
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	567,800	23,859
Align Technology, Inc. (a)	162,156	15,064
Baxter International, Inc.	667,600	31,197
Danaher Corp.	1,626,900	132,446
DexCom, Inc. (a)	535,100	48,742
Entellus Medical, Inc. (a)(c)	436,400	8,244
Genmark Diagnostics, Inc. (a)	1,400,253	11,930
Insulet Corp. (a)	1,688,100	71,457
Intuitive Surgical, Inc. (a)	86,593	59,439
Novadaq Technologies, Inc. (a)	195,800	2,401
Novocure Ltd. (a)(c)	1,240,900	9,530
Novocure Ltd. (f)	571,461	4,389
Penumbra, Inc. (a)(c)	1,323,387	93,378
Presbia PLC (a)(b)	1,201,446	5,178
St. Jude Medical, Inc.	431,200	33,599
Zeltiq Aesthetics, Inc. (a)(c)	411,000	15,667
		566,520
Health Care Providers & Services - 1.1%
Apollo Hospitals Enterprise Ltd.	720,000	14,510
Cardinal Health, Inc.	822,600	65,537
Express Scripts Holding Co. (a)	423,003	30,752
Laboratory Corp. of America Holdings (a)	190,700	26,113
McKesson Corp.	796,400	147,031
UnitedHealth Group, Inc.	971,600	132,186
		416,129
Health Care Technology - 0.4%
athenahealth, Inc. (a)	791,400	96,891
Castlight Health, Inc. Class B (a)	2,528,294	10,568
Cerner Corp. (a)	372,900	24,067
		131,526
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd.	124,668	2,461
Illumina, Inc. (a)	231,238	38,927
		41,388
Pharmaceuticals - 1.8%
Adimab LLC unit (a)(d)(e)	3,162,765	76,033
Allergan PLC (a)	340,738	79,917
Bristol-Myers Squibb Co.	3,184,200	182,741
Catalent, Inc. (a)	518,900	13,092
Cempra, Inc. (a)(c)	612,815	13,445
Endocyte, Inc. (a)(c)	1,968,815	5,867
Intra-Cellular Therapies, Inc. (a)(b)	3,555,024	143,410
Jazz Pharmaceuticals PLC (a)	484,200	59,958
Mylan N.V. (a)	126,300	5,350
Stemcentrx, Inc. rights 12/31/21 (a)	2,065,715	5,701
Teva Pharmaceutical Industries Ltd. sponsored ADR	685,400	34,537
The Medicines Company (a)	1,975,578	77,383
		697,434

TOTAL HEALTH CARE		6,758,929

INDUSTRIALS - 6.2%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	2,065,400	241,053
Lockheed Martin Corp.	623,300	151,443
Northrop Grumman Corp.	79,621	16,885
Space Exploration Technologies Corp. Class A (a)(d)	356,922	34,414
The Boeing Co.	700,100	90,628
		534,423
Air Freight & Logistics - 0.4%
FedEx Corp.	113,900	18,786
United Parcel Service, Inc. Class B	1,335,700	145,885
		164,671
Airlines - 2.2%
Allegiant Travel Co.	449,600	62,153
Azul-Linhas Aereas Brasileiras warrants (a)(d)	1,017,079	0
Delta Air Lines, Inc.	1,532,500	56,319
InterGlobe Aviation Ltd. (a)	632,349	8,332
JetBlue Airways Corp. (a)	10,735,123	171,225
Ryanair Holdings PLC sponsored ADR	590,552	42,880
Southwest Airlines Co.	4,700,615	173,359
Spirit Airlines, Inc. (a)	2,589,860	103,569
United Continental Holdings, Inc. (a)	2,917,800	147,086
Wheels Up Partners Holdings LLC Series B unit (d)(e)	6,703,518	16,155
Wizz Air Holdings PLC (a)(b)	3,204,687	67,206
		848,284
Building Products - 0.0%
Caesarstone Sdot-Yam Ltd. (a)	253,427	9,965
Construction & Engineering - 0.0%
Fluor Corp.	158,300	8,216
Electrical Equipment - 0.3%
AMETEK, Inc.	81,800	3,988
Eaton Corp. PLC	543,100	36,138
Emerson Electric Co.	472,200	24,875
Fortive Corp.	813,500	42,847
SolarCity Corp. (a)	393,900	8,138
		115,986
Industrial Conglomerates - 0.6%
3M Co.	1,148,200	205,803
Machinery - 1.0%
Caterpillar, Inc.	2,739,900	224,535
Cummins, Inc.	131,300	16,493
Deere & Co.	411,000	34,750
Illinois Tool Works, Inc.	367,300	43,654
Wabtec Corp.	264,600	20,271
Xylem, Inc.	816,200	41,512
		381,215
Road & Rail - 0.3%
Union Pacific Corp.	1,008,800	96,371

TOTAL INDUSTRIALS		2,364,934

INFORMATION TECHNOLOGY - 38.3%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)(c)	73,300	5,841
Cisco Systems, Inc.	713,800	22,442
Infinera Corp. (a)(b)	12,673,699	108,740
Palo Alto Networks, Inc. (a)	92,400	12,305
		149,328
Electronic Equipment & Components - 0.2%
Fitbit, Inc. (a)(c)	901,300	13,952
TE Connectivity Ltd.	139,200	8,849
Trimble Navigation Ltd. (a)	1,766,100	48,391
		71,192
Internet Software & Services - 11.1%
Actua Corp. (a)(b)	3,312,326	33,719
Akamai Technologies, Inc. (a)	326,300	17,914
Alibaba Group Holding Ltd. sponsored ADR (a)	1,230,800	119,621
Alphabet, Inc.:
Class A	1,997,778	1,577,945
Class C (a)	1,001,703	768,356
Baidu.com, Inc. sponsored ADR (a)	24,284	4,154
Criteo SA sponsored ADR (a)(c)	319,983	11,801
Dropbox, Inc. (a)(d)	1,105,082	12,576
eBay, Inc. (a)	3,394,300	109,161
Facebook, Inc. Class A (a)	10,181,991	1,284,153
GoDaddy, Inc. (a)	541,800	17,543
Hortonworks, Inc. (a)(c)	1,426,800	11,372
MercadoLibre, Inc.	51,500	8,858
NAVER Corp.	9,827	7,441
New Relic, Inc. (a)(c)	542,379	19,905
Shopify, Inc. Class A (a)	4,018,151	166,191
Tencent Holdings Ltd.	848,100	21,978
Twitter, Inc. (a)	45,690	878
Wix.com Ltd. (a)	1,064,400	44,513
		4,238,079
IT Services - 2.8%
Cognizant Technology Solutions Corp. Class A (a)	1,130,432	64,932
IBM Corp.	249,600	39,656
MasterCard, Inc. Class A	3,129,000	302,355
PayPal Holdings, Inc. (a)	3,912,800	145,361
Square, Inc. (a)	267,100	3,256
Visa, Inc. Class A	6,035,305	488,256
		1,043,816
Semiconductors & Semiconductor Equipment - 8.9%
Acacia Communications, Inc.	29,651	3,311
Advanced Micro Devices, Inc. (a)	5,279,900	39,071
Applied Materials, Inc.	1,720,300	51,334
Applied Micro Circuits Corp. (a)(b)	6,500,489	45,373
ASML Holding NV	183,693	19,572
Cavium, Inc. (a)	2,654,660	147,811
Cirrus Logic, Inc. (a)	2,833,257	143,788
Cree, Inc. (a)(c)	4,735,071	113,689
Cypress Semiconductor Corp. (c)	432,240	5,157
Intel Corp.	420,300	15,085
KLA-Tencor Corp.	308,900	21,394
Mellanox Technologies Ltd. (a)	867,789	38,044
Micron Technology, Inc. (a)	350,700	5,783
NVIDIA Corp. (b)	35,706,751	2,190,250
NXP Semiconductors NV (a)	305,300	26,873
Qorvo, Inc. (a)	288,700	16,580
Rambus, Inc. (a)	4,273,300	59,057
Silicon Laboratories, Inc. (a)(b)	3,371,374	193,180
Skyworks Solutions, Inc.	156,431	11,710
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,555,600	44,708
Texas Instruments, Inc.	2,583,600	179,664
Xilinx, Inc.	265,700	14,404
		3,385,838
Software - 10.1%
Activision Blizzard, Inc.	6,906,632	285,727
Adobe Systems, Inc. (a)	1,605,936	164,303
Appirio, Inc. (a)(d)	389,363	1,328
Atlassian Corp. PLC	155,300	4,578
Autodesk, Inc. (a)	211,400	14,248
CyberArk Software Ltd. (a)(c)	1,657,000	87,490
Electronic Arts, Inc. (a)	1,967,152	159,792
HubSpot, Inc. (a)(b)	1,790,354	99,794
Imperva, Inc. (a)	574,100	25,840
Intuit, Inc.	584,300	65,120
LINE Corp. ADR (c)	92,021	3,934
Microsoft Corp.	12,133,017	697,163
Oracle Corp.	1,258,200	51,863
Paylocity Holding Corp. (a)(c)	218,300	9,830
Proofpoint, Inc. (a)	388,400	29,887
Red Hat, Inc. (a)	5,183,886	378,320
Salesforce.com, Inc. (a)	20,312,012	1,613,180
ServiceNow, Inc. (a)	1,402,200	101,898
Zendesk, Inc. (a)	1,674,953	51,153
		3,845,448
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	16,463,748	1,746,804
Nimble Storage, Inc. (a)	998,382	8,207
Pure Storage, Inc. Class A (a)(c)	4,783,219	56,011
Samsung Electronics Co. Ltd.	12,683	18,412
Western Digital Corp.	117,113	5,466
		1,834,900

TOTAL INFORMATION TECHNOLOGY		14,568,601

MATERIALS - 1.2%
Chemicals - 1.2%
Albemarle Corp. U.S.	595,500	47,622
CF Industries Holdings, Inc.	1,328,825	34,549
E.I. du Pont de Nemours & Co.	1,476,700	102,778
Monsanto Co.	1,504,971	160,279
Praxair, Inc.	228,500	27,886
The Dow Chemical Co.	1,224,200	65,666
The Mosaic Co.	329,200	9,899
		448,679
Metals & Mining - 0.0%
Freeport-McMoRan, Inc.	1,246,000	12,821

TOTAL MATERIALS		461,500

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	612,800	30,413
Verizon Communications, Inc.	1,525,200	79,814
		110,227
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	2,610,300	120,961

TOTAL TELECOMMUNICATION SERVICES		231,188

TOTAL COMMON STOCKS
(Cost $20,028,087)		36,923,903

Preferred Stocks - 2.6%
Convertible Preferred Stocks - 2.6%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(d)	17,901,305	32,043
Series G, 8.00% (a)(d)	2,750,007	4,923
Series H (d)	823,979	1,475
		38,441
Internet & Catalog Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(d)	92,950	3,452
Series D (d)	69,363	2,576
		6,028
Media - 0.0%
Turn, Inc. Series E (a)(d)	984,774	2,570
TOTAL CONSUMER DISCRETIONARY		47,039
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron, Inc. Series D (a)(d)	750,363	12,208
HEALTH CARE - 0.8%
Biotechnology - 0.7%
10X Genomics, Inc. Series C (d)	2,105,333	9,428
Immunocore Ltd. Series A (a)(d)	67,323	15,601
Intarcia Therapeutics, Inc.:
Series CC (a)(d)	1,051,411	63,085
Series DD (a)(d)	1,543,687	92,621
Moderna Therapeutics, Inc.:
Series D (d)	4,688,230	41,163
Series E, 0.00% (d)	5,651,170	49,617
Series F, 0.00% (d)	140,212	1,231
RaNA Therapeutics LLC Series B (a)(d)	4,408,601	2,504
		275,250
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (d)	2,790,742	20,218
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (d)	589,863	1,283
Series B (d)	1,917,058	4,170
		5,453
Pharmaceuticals - 0.0%
Kolltan Pharmaceuticals, Inc. Series D (a)(d)	7,940,644	7,702
TOTAL HEALTH CARE		308,623
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(d)	216,276	20,853
Commercial Services & Supplies - 0.1%
Domo, Inc. Series D (a)(d)	2,990,903	24,670
Professional Services - 0.2%
YourPeople, Inc. Series C, 0.00% (d)	5,833,137	88,664
TOTAL INDUSTRIALS		134,187
INFORMATION TECHNOLOGY - 1.3%
Internet Software & Services - 0.8%
Jet.Com, Inc. Series B1 (d)	7,578,338	66,197
Uber Technologies, Inc.:
Series D, 8.00% (a)(d)	4,770,180	232,652
Series E, 8.00% (a)(d)	209,216	10,204
		309,053
IT Services - 0.1%
AppNexus, Inc. Series E (a)(d)	923,523	24,012
Nutanix, Inc. Series E (a)(d)	1,151,309	16,579
		40,591
Software - 0.4%
Appirio, Inc. Series E (a)(d)	2,725,544	9,294
Apptio, Inc. Series E, 8.00% (a)(d)	881,266	12,690
Cloudera, Inc. Series F (a)(d)	529,285	15,923
Cloudflare, Inc. Series D (a)(d)	1,429,726	8,907
Dataminr, Inc. Series D (a)(d)	1,773,901	11,406
MongoDB, Inc. Series F, 8.00% (a)(d)	1,913,404	17,160
Snapchat, Inc. Series F (a)(d)	1,985,264	60,987
Taboola.Com Ltd. Series E (a)(d)	1,337,420	15,113
		151,480
TOTAL INFORMATION TECHNOLOGY		501,124

TOTAL CONVERTIBLE PREFERRED STOCKS		1,003,181

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(d)(e)	619,048	0
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (d)	464,607	3,587

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,587

TOTAL PREFERRED STOCKS
(Cost $692,297)		1,006,768
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn, Inc. 1.48% 3/2/23(d)
(Cost $306)	$306	306
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.42% (h)	101,899,271	101,899
Fidelity Securities Lending Cash Central Fund 0.44% (h)(i)	373,372,431	373,372
TOTAL MONEY MARKET FUNDS
(Cost $475,271)		475,271
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $21,195,961)		38,406,248
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(336,731)
NET ASSETS - 100%		$38,069,517

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,244,502,000 or 3.3% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $118,716,000 or 0.3% of net assets.

 (g) A portion of the security sold on a delayed delivery basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16	$9,428
Adimab LLC unit	9/17/14 - 6/5/15	$47,869
Appirio, Inc.	2/12/15	$2,780
Appirio, Inc. Series E	2/12/15	$19,462
AppNexus, Inc. Series E	8/1/14	$18,500
Apptio, Inc. Series E, 8.00%	5/3/13	$20,000
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$0
Blue Apron, Inc. Series D	5/18/15	$10,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Cloudera, Inc. Series F	2/5/14	$7,706
Cloudflare, Inc. Series D	11/5/14	$8,758
Codiak Biosciences, Inc. Series A	11/12/15	$590
Codiak Biosciences, Inc. Series B	11/12/15	$5,751
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Domo, Inc. Series D	1/24/14	$12,362
Dropbox, Inc.	5/2/12	$10,000
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Jet.Com, Inc. Series B1	11/24/15	$37,800
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$7,941
Moderna Therapeutics, Inc. Series D	11/6/13	$20,615
Moderna Therapeutics, Inc. Series E, 0.00%	12/18/14	$24,850
Moderna Therapeutics, Inc. Series F, 0.00%	8/10/16	$617
MongoDB, Inc. Series F, 8.00%	10/2/13	$32,000
Mulberry Health, Inc. Series A8	1/20/16	$18,851
NJOY, Inc.	6/7/13 - 2/14/14	$19,365
Nutanix, Inc. Series E	8/26/14	$15,424
RaNA Therapeutics LLC Series B	7/17/15	$4,761
Roku, Inc. Series F, 8.00%	5/7/13 - 5/28/13	$16,212
Roku, Inc. Series G, 8.00%	10/1/14	$3,574
Roku, Inc. Series H	11/9/15	$1,260
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Snapchat, Inc. Series F	3/25/15 - 2/12/16	$60,987
Space Exploration Technologies Corp. Class A	10/16/15	$31,766
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Tory Burch LLC Class A	5/14/15	$67,653
Tory Burch LLC Class B	12/31/12	$17,505
Turn, Inc. Series E	12/30/13	$8,213
Turn, Inc. 1.48% 3/2/23	3/2/16	$306
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$19,040
YourPeople, Inc. Series C, 0.00%	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$306
Fidelity Securities Lending Cash Central Fund	6,609
Total	$6,915

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$218,826	$44,154	$3,822	$--	$228,470
Actua Corp.	41,096	46	2,294	--	33,719
Alkermes PLC	745,876	23,063	17,396	--	447,963
Alnylam Pharmaceuticals, Inc.	512,375	19,578	12,564	--	351,102
Applied Micro Circuits Corp.	46,056	2,819	1,916	--	45,373
aTyr Pharma, Inc.	5,110	28	103	--	1,714
aTyr Pharma, Inc.	12,502	--	--	--	4,290
bluebird bio, Inc.	205,014	16,793	4,389	--	124,829
Cavium, Inc.	191,120	11,391	20,193	--	--
Chimerix, Inc.	105,837	2,665	705	--	14,602
Chuy's Holdings, Inc.	45,305	--	12,025	--	29,948
Cree, Inc.	184,985	13,676	63,964	--	--
Dicerna Pharmaceuticals, Inc.	14,490	--	384	--	--
Eleven Biotherapeutics, Inc.	3,828	--	432	--	--
Exelixis, Inc.	83,646	4,647	2,923	--	166,524
Fate Therapeutics, Inc.	7,602	--	143	--	4,552
Homeinns Hotel Group ADR	78,489	--	1,627	--	--
HubSpot, Inc.	$67,790	$25,507	$2,645	$--	$99,794
Infinera Corp.	290,889	4,293	9,480	--	108,740
Intra-Cellular Therapies, Inc.	128,584	50,290	3,343	--	143,410
Ionis Pharmaceuticals, Inc.	509,728	10,949	12,294	--	247,252
Kate Spade & Co.	155,897	725	28,539	--	--
Lexicon Pharmaceuticals, Inc.	81,561	15,080	2,794	--	93,519
lululemon athletica, Inc.	453,130	21,338	35,265	--	705,410
Marketo, Inc.	67,012	--	77,045	--	--
Merrimack Pharmaceuticals, Inc.	75,878	401	2,106	--	36,237
Momenta Pharmaceuticals, Inc.	101,247	1,724	2,365	--	67,786
NVIDIA Corp.	1,195,282	17,321	110,181	12,647	2,190,250
PhaseRx, Inc.	--	3,096	19	--	1,899
Presbia PLC	5,504	1,362	202	--	5,178
Prothena Corp. PLC	145,362	11,279	3,707	--	111,284
Regulus Therapeutics, Inc.	33,318	317	763	--	10,271
Restoration Hardware Holdings, Inc.	185,808	8,962	3,539	--	75,537
Rigel Pharmaceuticals, Inc.	16,099	8,715	631	--	27,501
Sage Therapeutics, Inc.	78,768	12,911	2,506	--	68,970
Silicon Laboratories, Inc.	184,882	4,557	6,571	--	193,180
Syros Pharmaceuticals, Inc.	--	11,686	81	--	11,667
Syros Pharmaceuticals, Inc.	--	--	--	--	11,566
Transition Therapeutics, Inc.	5,321	--	131	--	4,020
Wizz Air Holdings PLC	77,780	--	3,124	--	67,206
Total	$6,361,997	$349,373	$452,211	$12,647	$5,733,763

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$8,023,912	$7,139,679	$757,394	$126,839
Consumer Staples	2,821,023	2,808,815	--	12,208
Energy	759,761	759,761	--	--
Financials	993,302	976,181	--	17,121
Health Care	7,071,139	6,617,344	59,851	393,944
Industrials	2,499,121	2,314,365	--	184,756
Information Technology	15,069,725	14,532,719	51,247	485,759
Materials	461,500	461,500	--	--
Telecommunication Services	231,188	231,188	--	--
Corporate Bonds	306	--	--	306
Money Market Funds	475,271	475,271	--	--
Total Investments in Securities:	$38,406,248	$36,316,823	$868,492	$1,220,933

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Health Care
Beginning Balance	$ 313,457
Net Realized Gain (Loss) on Investment Securities	5,227
Net Unrealized Gain (Loss) on Investment Securities	126,790
Cost of Purchases	80,148
Proceeds of Sales	(131,678)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 393,944
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$ 126,790
Information Technology
Beginning Balance	$ 397,094
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	76,966
Cost of Purchases	47,087
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(35,388)
Ending Balance	$ 485,759
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$ 76,965
Other Investments in Securities
Beginning Balance	$ 312,136
Net Realized Gain (Loss) on Investment Securities	5,790
Net Unrealized Gain (Loss) on Investment Securities	65,664
Cost of Purchases	112,868
Proceeds of Sales	(155,228)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 341,230
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$ 35,664

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$306	Market approach	Transaction price	$100.00	Increase
Equities	1,220,627	Discounted cash flow	Discount rate	8.0%	Decrease
			Weighted average cost of capital (WACC)	11.7%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 20.0%	Decrease
			Growth rate	2.5%	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Market approach	Discount rate	50.0%	Decrease
			Transaction price	$0.00 - $150.00 / $39.90	Increase
			Tender price	$24.04 - $96.42 / $54.51	Increase
			Acquisition terms	$9.00	Increase
			Premium rate	15.0%	Increase
			Proxy based discount	3.0% - 47.4% / 18.6%	Decrease
			Proxy based premium	21.5%	Increase
		Market comparable	Recovery rate	0.0%	Increase
			Discount rate	1.0% - 50.0% / 10.4%	Decrease
			Price/Earnings multiple (P/E)	9.4 - 10.6 / 9.9	Increase
			Enterprise value/EBITDA multiple	10.3	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 30.0 / 6.9	Increase
			Discount for lack of marketability	10.0% - 20.0% / 16.5%	Decrease
			Liquidity preference	$8.34 - $66.95 / $63.65	Increase
			Premium rate	4.0% - 235.0% / 65.2%	Increase
		Recovery value	Liquidity preference	$12.75	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $21,221,014,000. Net unrealized appreciation aggregated $17,185,234,000, of which $18,807,800,000 related to appreciated investment securities and $1,622,566,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Strategies Fund

August 31, 2016

FEG-QTLY-1016
1.805759.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 1.9%
Delphi Automotive PLC	390,000	$27,557
Visteon Corp.	350,600	24,787
		52,344
Diversified Consumer Services - 2.2%
H&R Block, Inc.	1,333,638	28,887
Service Corp. International	509,300	13,466
ServiceMaster Global Holdings, Inc. (a)	434,100	16,196
		58,549
Hotels, Restaurants & Leisure - 5.0%
Domino's Pizza, Inc.	232,500	34,775
Jack in the Box, Inc.	190,800	18,977
Las Vegas Sands Corp.	704,000	35,348
Wyndham Worldwide Corp.	672,000	47,571
		136,671
Household Durables - 1.5%
Newell Brands, Inc.	774,000	41,084
Internet & Catalog Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)	110,000	2,324
TripAdvisor, Inc. (a)	277,000	16,897
		19,221
Media - 2.1%
Interpublic Group of Companies, Inc.	1,379,234	31,915
Starz Series A (a)	792,000	24,702
		56,617
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	190,000	15,713
Specialty Retail - 8.1%
AutoZone, Inc. (a)	88,900	65,946
GNC Holdings, Inc.	40,000	841
L Brands, Inc.	511,576	38,987
O'Reilly Automotive, Inc. (a)	269,500	75,449
Ross Stores, Inc.	644,325	40,103
		221,326
Textiles, Apparel & Luxury Goods - 1.2%
Hanesbrands, Inc.	750,000	19,905
VF Corp.	213,600	13,254
		33,159

TOTAL CONSUMER DISCRETIONARY		634,684

CONSUMER STAPLES - 7.8%
Beverages - 1.8%
Dr. Pepper Snapple Group, Inc.	310,200	29,066
Monster Beverage Corp. (a)	121,100	18,636
		47,702
Food & Staples Retailing - 1.0%
Kroger Co.	844,000	27,000
Food Products - 2.8%
Campbell Soup Co.	268,000	16,273
Mead Johnson Nutrition Co. Class A	253,000	21,523
The Hershey Co.	391,000	39,057
		76,853
Personal Products - 1.4%
Coty, Inc. Class A (b)	711,000	19,161
Estee Lauder Companies, Inc. Class A	207,000	18,471
		37,632
Tobacco - 0.8%
Reynolds American, Inc.	464,000	23,000

TOTAL CONSUMER STAPLES		212,187

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Tesoro Corp.	165,900	12,512
FINANCIALS - 10.9%
Banks - 0.5%
Investors Bancorp, Inc.	1,100,000	13,475
Consumer Finance - 0.4%
Credit Acceptance Corp. (a)(b)	54,000	10,781
Diversified Financial Services - 3.4%
Broadcom Ltd.	178,000	31,403
McGraw Hill Financial, Inc.	183,000	22,608
Moody's Corp.	347,000	37,715
		91,726
Insurance - 2.5%
AmTrust Financial Services, Inc.	839,000	22,225
Aon PLC	140,000	15,589
Arch Capital Group Ltd. (a)	179,000	14,488
Progressive Corp.	500,000	16,280
		68,582
Real Estate Investment Trusts - 3.5%
Coresite Realty Corp.	226,000	17,633
Digital Realty Trust, Inc. (b)	226,000	22,394
Equinix, Inc.	49,500	18,248
Equity Lifestyle Properties, Inc.	85,457	6,625
Extra Space Storage, Inc.	391,926	31,570
		96,470
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	564,000	16,858

TOTAL FINANCIALS		297,892

HEALTH CARE - 14.8%
Biotechnology - 0.3%
Medivation, Inc. (a)	109,000	8,781
Health Care Equipment & Supplies - 3.5%
Edwards Lifesciences Corp. (a)	476,000	54,816
Intuitive Surgical, Inc. (a)	25,800	17,710
ResMed, Inc.	320,000	21,341
		93,867
Health Care Providers & Services - 8.4%
Aetna, Inc.	116,000	13,586
AmerisourceBergen Corp.	570,000	49,573
Cardinal Health, Inc.	298,000	23,742
Cigna Corp.	150,000	19,239
DaVita HealthCare Partners, Inc. (a)	330,000	21,328
HCA Holdings, Inc. (a)	319,000	24,100
Henry Schein, Inc. (a)	90,000	14,741
Laboratory Corp. of America Holdings (a)	56,970	7,801
MEDNAX, Inc. (a)	496,845	32,677
Universal Health Services, Inc. Class B	190,000	22,901
		229,688
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	176,681	14,702
Mettler-Toledo International, Inc. (a)	64,500	25,998
		40,700
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	229,686	28,442
Mylan N.V. (a)	12,800	542
		28,984

TOTAL HEALTH CARE		402,020

INDUSTRIALS - 14.8%
Aerospace & Defense - 3.4%
Huntington Ingalls Industries, Inc.	193,800	32,010
TransDigm Group, Inc. (a)	215,300	61,401
		93,411
Airlines - 1.5%
Alaska Air Group, Inc.	307,000	20,732
JetBlue Airways Corp. (a)	1,001,000	15,966
Southwest Airlines Co.	135,900	5,012
		41,710
Commercial Services & Supplies - 1.2%
Deluxe Corp.	249,400	17,002
KAR Auction Services, Inc.	390,000	16,489
		33,491
Electrical Equipment - 0.9%
AMETEK, Inc.	480,000	23,400
Industrial Conglomerates - 1.3%
Roper Technologies, Inc.	190,371	33,800
Machinery - 2.7%
IDEX Corp.	240,800	22,500
Toro Co.	211,000	20,499
Wabtec Corp.	412,000	31,563
		74,562
Professional Services - 3.2%
Equifax, Inc.	463,800	61,175
Verisk Analytics, Inc. (a)	299,000	24,832
		86,007
Trading Companies & Distributors - 0.6%
W.W. Grainger, Inc. (b)	67,400	15,546

TOTAL INDUSTRIALS		401,927

INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 1.0%
F5 Networks, Inc. (a)	224,000	27,492
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	522,300	32,545
Internet Software & Services - 1.5%
VeriSign, Inc. (a)(b)	563,000	41,915
IT Services - 9.5%
Amdocs Ltd.	354,000	21,282
Broadridge Financial Solutions, Inc.	484,500	33,576
CoreLogic, Inc. (a)	104,000	4,266
Fiserv, Inc. (a)	456,915	47,085
FleetCor Technologies, Inc. (a)	133,800	21,970
Genpact Ltd. (a)	317,000	7,500
Global Payments, Inc.	865,500	65,735
Total System Services, Inc.	1,141,000	56,194
		257,608
Semiconductors & Semiconductor Equipment - 3.4%
KLA-Tencor Corp.	90,095	6,240
Lam Research Corp.	447,000	41,714
NXP Semiconductors NV (a)	134,700	11,856
Skyworks Solutions, Inc.	441,000	33,013
		92,823
Software - 5.5%
Adobe Systems, Inc. (a)	102,000	10,436
Check Point Software Technologies Ltd. (a)	351,000	26,936
Electronic Arts, Inc. (a)	728,994	59,216
Intuit, Inc.	312,200	34,795
Manhattan Associates, Inc. (a)	296,000	17,914
		149,297

TOTAL INFORMATION TECHNOLOGY		601,680

MATERIALS - 4.2%
Chemicals - 3.2%
Eastman Chemical Co.	211,000	14,325
Sherwin-Williams Co.	141,500	40,145
The Scotts Miracle-Gro Co. Class A	230,307	19,069
Valspar Corp.	136,990	14,440
		87,979
Containers & Packaging - 1.0%
Ball Corp.	340,000	26,925

TOTAL MATERIALS		114,904

TOTAL COMMON STOCKS
(Cost $2,395,414)		2,677,806

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.42% (c)	29,197,191	29,197
Fidelity Securities Lending Cash Central Fund 0.44% (c)(d)	68,154,460	68,154
TOTAL MONEY MARKET FUNDS
(Cost $97,351)		97,351
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $2,492,765)		2,775,157
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(53,345)
NET ASSETS - 100%		$2,721,812

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$110
Fidelity Securities Lending Cash Central Fund	1,446
Total	$1,556

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $2,492,771,000. Net unrealized appreciation aggregated $282,386,000, of which $385,983,000 related to appreciated investment securities and $103,597,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Millennium Fund®

August 31, 2016

NMF-QTLY-1016
1.805750.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.4%
Johnson Controls, Inc.	395,300	$17,346
Magna International, Inc. Class A (sub. vtg.)	274,500	11,054
Tenneco, Inc. (a)	244,900	13,673
		42,073
Automobiles - 0.4%
Tesla Motors, Inc. (a)	65,100	13,802
Distributors - 0.9%
Pool Corp.	260,800	26,307
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	886,900	33,640
Domino's Pizza, Inc.	55,700	8,331
Marriott International, Inc. Class A (b)	248,300	17,711
Noodles & Co. (a)(b)	1,142,458	7,472
Whitbread PLC	375,820	20,589
		87,743
Household Durables - 1.3%
D.R. Horton, Inc.	747,800	23,974
Toll Brothers, Inc. (a)	474,813	14,762
		38,736
Internet & Catalog Retail - 1.1%
Etsy, Inc. (a)	287,293	3,867
Priceline Group, Inc. (a)	16,000	22,668
Rakuten, Inc.	639,000	8,067
		34,602
Leisure Products - 0.3%
New Academy Holding Co. LLC unit (c)(d)	66,000	8,910
Media - 0.5%
ITV PLC	2,396,000	6,315
Naspers Ltd. Class N	55,200	9,034
		15,349
Multiline Retail - 0.5%
Target Corp.	202,000	14,178
Specialty Retail - 1.9%
Citi Trends, Inc.	482,366	9,430
Tiffany & Co., Inc. (b)	224,700	16,037
TJX Companies, Inc.	406,700	31,495
		56,962
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA (b)	822,600	16,406
Hermes International SCA	29,000	12,247
		28,653

TOTAL CONSUMER DISCRETIONARY		367,315

CONSUMER STAPLES - 4.4%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	94,800	15,552
Food & Staples Retailing - 0.9%
Kroger Co.	527,100	16,862
Tesco PLC (a)	3,720,800	8,128
		24,990
Food Products - 3.0%
Amira Nature Foods Ltd. (a)(b)	1,082,352	8,085
Amplify Snack Brands, Inc. (a)(b)	193,105	3,269
Associated British Foods PLC	386,800	15,446
General Mills, Inc.	420,400	29,773
Greencore Group PLC	1,409,000	6,494
Mead Johnson Nutrition Co. Class A	192,700	16,393
The Hershey Co.	121,131	12,100
		91,560

TOTAL CONSUMER STAPLES		132,102

ENERGY - 14.9%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (a)	325,600	9,182
Helmerich & Payne, Inc. (b)	290,500	17,564
Oceaneering International, Inc.	585,052	15,516
Odfjell Drilling A/S (a)	5,159,700	4,427
		46,689
Oil, Gas & Consumable Fuels - 13.3%
Anadarko Petroleum Corp.	474,800	25,388
Antero Resources Corp. (a)	1,040,800	26,603
Cabot Oil & Gas Corp.	711,100	17,514
Chevron Corp.	520,400	52,342
Cimarex Energy Co.	126,300	16,694
ConocoPhillips Co.	899,200	36,912
Denbury Resources, Inc. (b)	2,486,300	7,658
Diamondback Energy, Inc.	251,300	23,936
Energy Transfer Equity LP	1,358,800	24,323
EOG Resources, Inc.	252,600	22,353
GasLog Ltd. (b)	1,125,541	15,307
Golar LNG Ltd. (b)	521,700	10,867
Legacy Reserves LP	771,300	980
Southwestern Energy Co. (a)	510,600	7,102
Suncor Energy, Inc.	621,500	16,853
The Williams Companies, Inc.	2,251,900	62,918
Whiting Petroleum Corp. (a)	479,700	3,497
Williams Partners LP	843,900	32,153
		403,400

TOTAL ENERGY		450,089

FINANCIALS - 16.6%
Banks - 4.8%
Bank of America Corp.	2,691,200	43,436
First Republic Bank	206,200	15,869
PNC Financial Services Group, Inc.	258,500	23,291
Regions Financial Corp.	1,560,900	15,562
SunTrust Banks, Inc.	424,112	18,691
U.S. Bancorp	621,000	27,417
		144,266
Capital Markets - 2.2%
Apollo Investment Corp.	1,109,862	6,803
BlackRock, Inc. Class A	50,800	18,939
KKR & Co. LP	1,235,604	18,522
Morgan Stanley	666,500	21,368
		65,632
Diversified Financial Services - 1.1%
Broadcom Ltd.	153,300	27,045
WME Entertainment Parent, LLC Class A unit (d)(e)	3,577,796	7,349
		34,394
Insurance - 6.1%
AIA Group Ltd.	3,967,000	25,083
American International Group, Inc.	705,000	42,180
Arch Capital Group Ltd. (a)	308,200	24,946
Chubb Ltd.	309,709	39,311
First American Financial Corp.	559,800	24,122
FNF Group	810,900	30,563
		186,205
Real Estate Investment Trusts - 0.3%
Parkway Properties, Inc.	553,100	9,956
Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	414,300	11,120
Thrifts & Mortgage Finance - 1.7%
Housing Development Finance Corp. Ltd.	425,968	8,937
MGIC Investment Corp. (a)	1,967,300	15,915
Radian Group, Inc.	1,919,923	26,322
		51,174

TOTAL FINANCIALS		502,747

HEALTH CARE - 10.2%
Biotechnology - 1.8%
Amgen, Inc.	316,880	53,889
Health Care Equipment & Supplies - 3.2%
Align Technology, Inc. (a)	96,683	8,982
Boston Scientific Corp. (a)	1,857,500	44,246
DexCom, Inc. (a)	33,600	3,061
Teleflex, Inc.	55,800	10,216
The Cooper Companies, Inc.	106,441	19,790
Zeltiq Aesthetics, Inc. (a)	265,382	10,116
		96,411
Health Care Providers & Services - 2.1%
Amplifon SpA (b)	1,645,850	17,303
Capital Senior Living Corp. (a)	558,100	9,594
Corvel Corp. (a)	149,400	5,743
UnitedHealth Group, Inc.	91,100	12,394
Universal Health Services, Inc. Class B	154,000	18,562
		63,596
Health Care Technology - 0.7%
HealthStream, Inc. (a)	425,610	11,317
Medidata Solutions, Inc. (a)	203,000	10,982
		22,299
Life Sciences Tools & Services - 1.9%
Eurofins Scientific SA	115,400	46,778
Illumina, Inc. (a)	67,300	11,329
		58,107
Pharmaceuticals - 0.5%
Prestige Brands Holdings, Inc. (a)	300,000	14,439

TOTAL HEALTH CARE		308,741

INDUSTRIALS - 10.2%
Aerospace & Defense - 3.1%
General Dynamics Corp.	161,000	24,507
KEYW Holding Corp. (a)(b)	1,492,237	14,878
Space Exploration Technologies Corp. Class A (a)(d)	40,909	3,944
Teledyne Technologies, Inc. (a)	103,200	11,057
Textron, Inc.	426,600	17,427
TransDigm Group, Inc. (a)	71,600	20,420
		92,233
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	248,900	17,279
FedEx Corp.	127,600	21,045
Hub Group, Inc. Class A (a)	207,916	8,473
		46,797
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	220,300	9,314
U.S. Ecology, Inc.	193,056	8,660
		17,974
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	268,644	14,155
Electrical Equipment - 0.9%
Eaton Corp. PLC	370,351	24,643
Rockwell Automation, Inc.	21,958	2,546
		27,189
Machinery - 0.6%
Pentair PLC	124,900	8,000
Rational AG	21,300	10,474
		18,474
Road & Rail - 1.7%
Genesee & Wyoming, Inc. Class A (a)	273,500	18,595
J.B. Hunt Transport Services, Inc.	199,600	15,846
Kansas City Southern	176,600	17,081
		51,522
Trading Companies & Distributors - 1.3%
Rush Enterprises, Inc. Class A (a)	294,100	6,994
United Rentals, Inc. (a)	389,800	32,084
		39,078

TOTAL INDUSTRIALS		307,422

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 3.1%
Brocade Communications Systems, Inc.	1,073,600	9,641
Cisco Systems, Inc.	2,237,900	70,358
Juniper Networks, Inc.	578,400	13,349
		93,348
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	368,482	22,960
CDW Corp.	327,300	14,614
IPG Photonics Corp. (a)	149,000	12,960
TE Connectivity Ltd.	285,200	18,130
		68,664
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	481,200	26,418
Alphabet, Inc.:
Class A	43,600	34,437
Class C (a)	45,300	34,747
Endurance International Group Holdings, Inc. (a)	1,110,200	8,826
Facebook, Inc. Class A (a)	554,700	69,959
GoDaddy, Inc. (a)	489,700	15,856
Rightmove PLC	174,300	9,382
		199,625
IT Services - 3.1%
First Data Corp. (f)	1,067,762	14,863
First Data Corp. Class A (a)	1,372,000	19,098
FleetCor Technologies, Inc. (a)	74,400	12,216
Visa, Inc. Class A	605,500	48,985
		95,162
Semiconductors & Semiconductor Equipment - 2.7%
Impinj, Inc.	354,000	8,078
Lam Research Corp.	125,400	11,702
Linear Technology Corp.	155,800	9,074
Maxim Integrated Products, Inc.	302,200	12,306
Qualcomm, Inc.	523,900	33,042
Xilinx, Inc.	157,800	8,554
		82,756
Software - 2.2%
ANSYS, Inc. (a)	79,700	7,579
Aspen Technology, Inc. (a)	521,200	23,694
Citrix Systems, Inc. (a)	207,300	18,077
Mobileye NV (a)(b)	330,000	16,134
Trion World Network, Inc. (a)(d)	1,062,359	127
Trion World Network, Inc.:
warrants 8/10/17 (a)(d)	28,722	0
warrants 10/3/18 (a)(d)	42,310	0
		65,611
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	415,500	44,085

TOTAL INFORMATION TECHNOLOGY		649,251

MATERIALS - 4.6%
Chemicals - 3.2%
Albemarle Corp. U.S.	284,900	22,783
LyondellBasell Industries NV Class A	202,600	15,983
Monsanto Co.	264,900	28,212
Potash Corp. of Saskatchewan, Inc.	514,800	9,327
PPG Industries, Inc.	206,000	21,811
		98,116
Metals & Mining - 1.4%
Franco-Nevada Corp.	143,800	10,048
Freeport-McMoRan, Inc.	838,200	8,625
Newcrest Mining Ltd. (a)	541,982	8,933
Novagold Resources, Inc. (a)(b)	2,591,580	13,359
		40,965

TOTAL MATERIALS		139,081

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	1,065,485	55,757
UTILITIES - 2.7%
Electric Utilities - 2.7%
Alliant Energy Corp.	232,400	8,820
Exelon Corp.	816,100	27,747
IDACORP, Inc.	260,800	19,839
OGE Energy Corp.	265,200	8,256
Xcel Energy, Inc.	387,100	16,010
		80,672
TOTAL COMMON STOCKS
(Cost $2,581,739)		2,993,177

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(d)
(Cost $2,719)	128,191	4
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/19 pay-in-kind (d)	373	217
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)	9,250	3,608
TOTAL CORPORATE BONDS
(Cost $7,763)		3,825
	Shares	Value (000s)

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.42% (g)	36,605,760	36,606
Fidelity Securities Lending Cash Central Fund 0.44% (g)(h)	91,309,403	91,309
TOTAL MONEY MARKET FUNDS
(Cost $127,915)		127,915
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $2,720,136)		3,124,921
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(96,556)
NET ASSETS - 100%		$3,028,365

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,551,000 or 0.7% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,471,000 or 0.6% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Mode Media Corp. Series M-1, 8.00%	3/19/08	$2,719
New Academy Holding Co. LLC unit	8/1/11	$6,956
Space Exploration Technologies Corp. Class A	4/8/16	$3,944
Trion World Network, Inc.	8/22/08 - 3/20/13	$5,799
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. 15% 10/10/19 pay-in-kind	10/10/13 - 4/19/16	$373
WME Entertainment Parent, LLC Class A unit	8/16/16	$7,349

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$202
Fidelity Securities Lending Cash Central Fund	1,756
Total	$1,958

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$367,319	$350,338	$8,067	$8,914
Consumer Staples	132,102	123,974	8,128	--
Energy	450,089	450,089	--	--
Financials	502,747	495,398	--	7,349
Health Care	308,741	308,741	--	--
Industrials	307,422	303,478	--	3,944
Information Technology	649,251	649,124	--	127
Materials	139,081	130,148	8,933	--
Telecommunication Services	55,757	55,757	--	--
Utilities	80,672	80,672	--	--
Corporate Bonds	3,825	--	3,608	217
Money Market Funds	127,915	127,915	--	--
Total Investments in Securities:	$3,124,921	$3,075,634	$28,736	$20,551

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $2,719,733,000. Net unrealized appreciation aggregated $405,188,000, of which $630,685,000 related to appreciated investment securities and $225,497,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Growth Company Fund

August 31, 2016

XS7-QTLY-1016
1.968013.102

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 21.1%
Auto Components - 0.1%
Johnson Controls, Inc.	202,222	$8,873,501
Automobiles - 1.0%
Tesla Motors, Inc. (a)	500,400	106,089,804
Hotels, Restaurants & Leisure - 3.4%
Buffalo Wild Wings, Inc. (a)	209,000	33,899,800
China Lodging Group Ltd. ADR	142,400	6,355,312
Chipotle Mexican Grill, Inc. (a)	77,000	31,857,210
Chuy's Holdings, Inc. (a)	292,300	8,850,844
Dave & Buster's Entertainment, Inc. (a)	69,169	3,212,900
Del Taco Restaurants, Inc. (a)	467,300	5,247,779
Domino's Pizza, Inc.	89,300	13,356,601
Dunkin' Brands Group, Inc.	134,400	6,578,880
Fiesta Restaurant Group, Inc. (a)	58,200	1,470,132
Hyatt Hotels Corp. Class A (a)(b)	61,000	3,262,280
Las Vegas Sands Corp.	214,600	10,775,066
McDonald's Corp.	646,900	74,820,454
Panera Bread Co. Class A (a)	101,700	22,084,155
Papa John's International, Inc.	285,500	21,363,965
Starbucks Corp.	1,599,100	89,917,393
Wingstop, Inc. (b)	98,400	2,980,536
Yum! Brands, Inc.	384,400	34,868,924
		370,902,231
Household Durables - 0.0%
Newell Brands, Inc.	74,898	3,975,586
Internet & Catalog Retail - 7.0%
Amazon.com, Inc. (a)	652,699	502,029,963
Ctrip.com International Ltd. ADR (a)	429,500	20,336,825
Etsy, Inc. (a)	68,700	924,702
Expedia, Inc.	338,400	36,926,208
Groupon, Inc. Class A (a)	2,897,773	15,445,130
JD.com, Inc. sponsored ADR (a)	131,800	3,349,038
Netflix, Inc. (a)	600,300	58,499,235
Priceline Group, Inc. (a)	42,400	60,069,352
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	23,767	706,355
The Honest Co., Inc. (a)(c)	9,496	352,680
TripAdvisor, Inc. (a)	39,600	2,415,600
Vipshop Holdings Ltd. ADR (a)	1,502,700	21,278,232
Wayfair LLC Class A (a)(b)	796,901	30,688,658
		753,021,978
Leisure Products - 0.0%
Callaway Golf Co.	368,900	4,212,838
NJOY, Inc. (a)(c)	881,087	35,332
		4,248,170
Media - 1.5%
Comcast Corp. Class A	1,648,000	107,548,480
Lions Gate Entertainment Corp. (b)	74,200	1,555,232
The Walt Disney Co.	569,500	53,794,970
Twenty-First Century Fox, Inc. Class A	133,500	3,276,090
		166,174,772
Multiline Retail - 0.3%
Dollar General Corp.	79,900	5,865,459
Dollar Tree, Inc. (a)	185,300	15,324,310
Target Corp.	107,700	7,559,463
		28,749,232
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	56,300	998,762
AutoNation, Inc. (a)(b)	154,100	7,296,635
CarMax, Inc. (a)(b)	99,548	5,868,355
DavidsTea, Inc. (a)(b)	303,200	4,114,424
Five Below, Inc. (a)	202,800	9,036,768
Home Depot, Inc.	932,900	125,120,548
L Brands, Inc.	106,200	8,093,502
Restoration Hardware Holdings, Inc. (a)(b)	642,727	21,679,182
TJX Companies, Inc.	119,200	9,230,848
		191,439,024
Textiles, Apparel & Luxury Goods - 6.0%
adidas AG	1,292,348	214,798,771
Columbia Sportswear Co.	117,800	6,616,826
Kate Spade & Co. (a)	1,812,034	33,812,554
lululemon athletica, Inc. (a)(b)	2,651,500	202,866,265
NIKE, Inc. Class B	1,247,500	71,905,900
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,921,700	71,026,527
Tory Burch LLC unit (a)(c)(d)	248,840	14,888,097
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	191,600	7,593,108
Class C (non-vtg.)	192,959	6,878,988
VF Corp.	188,400	11,690,220
		642,077,256

TOTAL CONSUMER DISCRETIONARY		2,275,551,554

CONSUMER STAPLES - 7.5%
Beverages - 3.0%
Constellation Brands, Inc. Class A (sub. vtg.)	113,400	18,603,270
Dr. Pepper Snapple Group, Inc.	62,900	5,893,730
Monster Beverage Corp. (a)	1,040,800	160,168,712
PepsiCo, Inc.	468,500	50,012,375
The Coca-Cola Co.	2,135,700	92,753,451
		327,431,538
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	381,200	61,788,708
CVS Health Corp.	499,300	46,634,620
Drogasil SA	848,600	15,683,280
Kroger Co.	239,100	7,648,809
Sprouts Farmers Market LLC (a)	351,000	7,908,030
Walgreens Boots Alliance, Inc.	254,000	20,500,340
Whole Foods Market, Inc.	274,100	8,327,158
		168,490,945
Food Products - 1.2%
Associated British Foods PLC	297,400	11,876,042
Campbell Soup Co.	44,900	2,726,328
General Mills, Inc.	161,400	11,430,348
Kellogg Co.	151,800	12,479,478
Mead Johnson Nutrition Co. Class A	432,800	36,818,296
Mondelez International, Inc.	215,800	9,715,316
The Hain Celestial Group, Inc. (a)	171,200	6,291,600
The Hershey Co.	95,800	9,569,462
The Kraft Heinz Co.	163,400	14,622,666
Tyson Foods, Inc. Class A	127,300	9,620,061
		125,149,597
Household Products - 0.3%
Church & Dwight Co., Inc.	145,100	14,425,842
Colgate-Palmolive Co.	167,100	12,422,214
Kimberly-Clark Corp.	89,400	11,448,564
		38,296,620
Personal Products - 0.4%
Coty, Inc. Class A	76,400	2,058,980
Herbalife Ltd. (a)	694,600	42,196,950
		44,255,930
Tobacco - 1.0%
Altria Group, Inc.	1,013,100	66,955,779
Japan Tobacco, Inc.	139,500	5,403,914
Philip Morris International, Inc.	160,900	16,078,737
Reynolds American, Inc.	299,382	14,840,366
		103,278,796

TOTAL CONSUMER STAPLES		806,903,426

ENERGY - 2.1%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	383,000	18,816,790
Halliburton Co.	263,800	11,346,038
Schlumberger Ltd.	26,700	2,109,300
U.S. Silica Holdings, Inc.	511,700	20,084,225
		52,356,353
Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	473,900	11,672,157
Concho Resources, Inc. (a)	199,700	25,801,240
Continental Resources, Inc. (a)	228,600	10,963,656
EOG Resources, Inc.	411,800	36,440,182
Hess Corp.	88,500	4,805,550
Noble Energy, Inc.	375,900	12,961,032
PDC Energy, Inc. (a)	103,938	6,901,483
Pioneer Natural Resources Co.	202,793	36,310,087
Range Resources Corp.	498,500	19,227,145
Valero Energy Corp.	78,900	4,367,115
		169,449,647

TOTAL ENERGY		221,806,000

FINANCIALS - 2.7%
Banks - 0.7%
Citigroup, Inc.	191,500	9,142,210
HDFC Bank Ltd. sponsored ADR	502,211	35,983,418
JPMorgan Chase & Co.	332,600	22,450,500
Signature Bank (a)	19,900	2,427,999
Wells Fargo & Co.	151,500	7,696,200
		77,700,327
Capital Markets - 1.1%
BlackRock, Inc. Class A	137,200	51,149,532
Charles Schwab Corp.	1,857,400	58,433,804
RPI International Holdings LP (c)	35,220	4,608,537
		114,191,873
Consumer Finance - 0.1%
American Express Co.	84,000	5,508,720
Discover Financial Services	38,058	2,283,480
		7,792,200
Diversified Financial Services - 0.4%
BM&F BOVESPA SA	1,626,900	9,023,219
Broadcom Ltd.	226,036	39,877,271
PhaseRx, Inc.	176,200	544,458
		49,444,948
Real Estate Investment Trusts - 0.4%
American Tower Corp.	346,700	39,308,846

TOTAL FINANCIALS		288,438,194

HEALTH CARE - 17.6%
Biotechnology - 12.7%
AbbVie, Inc. (e)	176,584	10,187,131
AbbVie, Inc.	329,700	21,133,770
ACADIA Pharmaceuticals, Inc. (a)	1,175,674	37,774,406
Adaptimmune Therapeutics PLC sponsored ADR (a)	207,000	1,386,900
Adverum Biotechnologies, Inc. (a)	293,300	1,050,014
Agios Pharmaceuticals, Inc. (a)(b)	419,028	15,436,992
Aimmune Therapeutics, Inc. (a)	65,500	967,435
Alder Biopharmaceuticals, Inc. (a)	143,700	4,737,789
Alexion Pharmaceuticals, Inc. (a)	574,900	72,356,914
Alkermes PLC (a)	2,875,796	125,873,591
Alnylam Pharmaceuticals, Inc. (a)	1,425,666	99,582,770
Amgen, Inc.	579,700	98,583,782
Array BioPharma, Inc. (a)	629,400	2,158,842
aTyr Pharma, Inc. (a)	166,974	487,564
BeiGene Ltd. ADR	461,595	13,252,392
Biogen, Inc. (a)	109,300	33,405,359
bluebird bio, Inc. (a)(b)	725,881	35,814,969
Celgene Corp. (a)	439,800	46,944,252
Celldex Therapeutics, Inc. (a)	1,197,459	3,975,564
Cellectis SA sponsored ADR (a)	215,400	5,712,408
Cepheid, Inc. (a)	241,300	8,281,416
Chimerix, Inc. (a)	868,031	4,175,229
Coherus BioSciences, Inc. (a)(b)	616,200	18,344,274
Corvus Pharmaceuticals, Inc.	102,900	1,404,585
CytomX Therapeutics, Inc. (a)	202,138	2,371,079
CytomX Therapeutics, Inc. (e)	207,739	2,436,778
Dicerna Pharmaceuticals, Inc. (a)	284,628	896,578
Editas Medicine, Inc.	230,282	3,873,343
Editas Medicine, Inc. (e)	150,580	2,532,756
Exelixis, Inc. (a)	4,326,384	48,239,182
Fate Therapeutics, Inc. (a)	137,873	358,470
Five Prime Therapeutics, Inc. (a)	339,600	14,935,608
Galapagos Genomics NV sponsored ADR (a)	347,800	18,885,540
Genocea Biosciences, Inc. (a)	148,100	793,816
Gilead Sciences, Inc.	1,174,700	92,072,986
Global Blood Therapeutics, Inc. (a)	197,200	3,350,428
Heron Therapeutics, Inc. (a)	275,451	5,123,389
Intellia Therapeutics, Inc. (a)	300,800	5,850,560
Intellia Therapeutics, Inc.	107,438	1,985,186
Intercept Pharmaceuticals, Inc. (a)	44,900	6,659,119
Intrexon Corp. (a)(b)	187,300	4,727,452
Ionis Pharmaceuticals, Inc. (a)	2,337,165	69,296,942
Ironwood Pharmaceuticals, Inc. Class A (a)	1,768,156	23,587,201
Juno Therapeutics, Inc. (a)(e)(f)	372,015	11,004,204
Lexicon Pharmaceuticals, Inc. (a)	1,931,073	26,803,293
Merrimack Pharmaceuticals, Inc. (a)(b)	2,480,200	11,458,524
Momenta Pharmaceuticals, Inc. (a)	1,640,600	19,720,012
Prothena Corp. PLC (a)	633,488	31,661,730
Regeneron Pharmaceuticals, Inc. (a)	405,200	159,061,260
Regulus Therapeutics, Inc. (a)(b)	922,740	2,925,086
Rigel Pharmaceuticals, Inc. (a)	2,347,308	7,910,428
Sage Therapeutics, Inc. (a)	494,201	18,369,451
Seattle Genetics, Inc. (a)	1,120,117	49,901,212
Seres Therapeutics, Inc. (a)(b)	387,704	4,059,261
Seres Therapeutics, Inc. (e)	142,139	1,488,195
Shire PLC sponsored ADR	32,485	6,080,542
Spark Therapeutics, Inc. (a)	100,800	5,703,264
Syros Pharmaceuticals, Inc.	237,460	3,253,202
Syros Pharmaceuticals, Inc.	301,001	3,711,342
Transition Therapeutics, Inc. (a)	794,429	1,169,169
Ultragenyx Pharmaceutical, Inc. (a)	251,800	16,598,656
Versartis, Inc. (a)	188,833	2,341,529
Vertex Pharmaceuticals, Inc. (a)	112,800	10,660,728
		1,364,885,849
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	178,400	7,496,368
Align Technology, Inc. (a)	50,734	4,713,189
Baxter International, Inc.	202,600	9,467,498
Danaher Corp.	473,000	38,506,930
DexCom, Inc. (a)	164,000	14,938,760
Entellus Medical, Inc. (a)(b)	128,800	2,433,032
Genmark Diagnostics, Inc. (a)	436,900	3,722,388
Insulet Corp. (a)	500,920	21,203,944
Intuitive Surgical, Inc. (a)	25,307	17,371,231
Novadaq Technologies, Inc. (a)	55,000	674,300
Novocure Ltd. (a)	397,300	3,051,264
Novocure Ltd. (e)	149,451	1,147,784
Penumbra, Inc. (a)(b)	376,976	26,599,427
Presbia PLC (a)	341,174	1,470,460
St. Jude Medical, Inc.	129,100	10,059,472
Zeltiq Aesthetics, Inc. (a)(b)	125,600	4,787,872
		167,643,919
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	243,300	19,383,711
Express Scripts Holding Co. (a)	130,300	9,472,810
Laboratory Corp. of America Holdings (a)	58,900	8,065,177
McKesson Corp.	227,800	42,056,436
UnitedHealth Group, Inc.	276,300	37,590,615
		116,568,749
Health Care Technology - 0.4%
athenahealth, Inc. (a)	232,800	28,501,704
Castlight Health, Inc. Class B (a)(b)	758,900	3,172,202
Cerner Corp. (a)	115,600	7,460,824
		39,134,730
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd.	35,223	695,387
Illumina, Inc. (a)	68,562	11,541,727
		12,237,114
Pharmaceuticals - 1.8%
Adimab LLC unit (a)(c)(d)	762,787	18,337,399
Allergan PLC (a)	99,093	23,241,272
Bristol-Myers Squibb Co.	909,200	52,178,988
Catalent, Inc. (a)	153,600	3,875,328
Cempra, Inc. (a)	174,648	3,831,777
Endocyte, Inc. (a)(b)	578,500	1,723,930
Intra-Cellular Therapies, Inc. (a)	964,098	38,891,713
Jazz Pharmaceuticals PLC (a)	144,000	17,831,520
Mylan N.V. (a)	36,900	1,563,084
Stemcentrx, Inc. rights 12/31/21 (a)	568,100	1,567,956
Teva Pharmaceutical Industries Ltd. sponsored ADR	207,500	10,455,925
The Medicines Company (a)	567,923	22,245,544
		195,744,436

TOTAL HEALTH CARE		1,896,214,797

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	589,100	68,753,861
Lockheed Martin Corp.	178,200	43,297,254
Northrop Grumman Corp.	23,100	4,898,817
Space Exploration Technologies Corp. Class A (a)(c)	98,001	9,449,256
The Boeing Co.	203,000	26,278,350
		152,677,538
Air Freight & Logistics - 0.4%
FedEx Corp.	34,300	5,657,099
United Parcel Service, Inc. Class B	382,600	41,787,572
		47,444,671
Airlines - 2.3%
Allegiant Travel Co.	133,900	18,510,336
Delta Air Lines, Inc.	435,000	15,986,250
InterGlobe Aviation Ltd. (a)	191,918	2,528,622
JetBlue Airways Corp. (a)	3,067,700	48,929,815
Ryanair Holdings PLC sponsored ADR	174,810	12,692,954
Southwest Airlines Co.	1,339,300	49,393,384
Spirit Airlines, Inc. (a)	750,000	29,992,500
United Continental Holdings, Inc. (a)	834,500	42,067,145
Wheels Up Partners Holdings LLC Series B unit (c)(d)	1,843,115	4,441,907
Wizz Air Holdings PLC (a)	936,846	19,646,603
		244,189,516
Building Products - 0.0%
Caesarstone Sdot-Yam Ltd. (a)	75,500	2,968,660
Construction & Engineering - 0.0%
Fluor Corp.	45,800	2,377,020
Electrical Equipment - 0.3%
AMETEK, Inc.	25,600	1,248,000
Eaton Corp. PLC	161,600	10,752,864
Emerson Electric Co.	141,400	7,448,952
Fortive Corp.	236,500	12,456,455
SolarCity Corp. (a)	116,300	2,402,758
		34,309,029
Industrial Conglomerates - 0.6%
3M Co.	325,500	58,342,620
Machinery - 1.0%
Caterpillar, Inc.	781,200	64,019,340
Cummins, Inc.	39,900	5,011,839
Deere & Co.	117,600	9,943,080
Illinois Tool Works, Inc.	112,700	13,394,395
Wabtec Corp.	75,700	5,799,377
Xylem, Inc.	242,500	12,333,550
		110,501,581
Road & Rail - 0.3%
Union Pacific Corp.	290,000	27,703,700

TOTAL INDUSTRIALS		680,514,335

INFORMATION TECHNOLOGY - 38.5%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	20,900	1,665,312
Cisco Systems, Inc.	216,000	6,791,040
Infinera Corp. (a)	3,698,271	31,731,165
Palo Alto Networks, Inc. (a)	28,500	3,795,345
		43,982,862
Electronic Equipment & Components - 0.2%
Fitbit, Inc. (a)(b)	261,400	4,046,472
TE Connectivity Ltd.	39,600	2,517,372
Trimble Navigation Ltd. (a)	531,600	14,565,840
		21,129,684
Internet Software & Services - 11.1%
Actua Corp. (a)	970,218	9,876,819
Akamai Technologies, Inc. (a)	94,800	5,204,520
Alibaba Group Holding Ltd. sponsored ADR (a)	356,100	34,609,359
Alphabet, Inc.:
Class A	562,770	444,503,885
Class C (a)	280,356	215,047,070
Baidu.com, Inc. sponsored ADR (a)	6,800	1,163,276
Criteo SA sponsored ADR (a)	92,587	3,414,609
eBay, Inc. (a)	1,007,300	32,394,768
Facebook, Inc. Class A (a)	2,887,058	364,115,755
GoDaddy, Inc. (a)	156,300	5,060,994
Hortonworks, Inc. (a)(b)	435,600	3,471,732
MercadoLibre, Inc.	15,000	2,580,000
NAVER Corp.	2,693	2,039,146
New Relic, Inc. (a)	165,446	6,071,868
Shopify, Inc. Class A (a)(b)	1,156,349	47,826,591
Tencent Holdings Ltd.	247,800	6,421,708
Twitter, Inc. (a)	14,790	284,116
Wix.com Ltd. (a)	321,807	13,457,969
		1,197,544,185
IT Services - 2.8%
Cognizant Technology Solutions Corp. Class A (a)	327,100	18,788,624
IBM Corp.	75,000	11,916,000
MasterCard, Inc. Class A	891,100	86,106,993
PayPal Holdings, Inc. (a)	1,112,500	41,329,375
Square, Inc. (a)(b)	96,100	1,171,459
Visa, Inc. Class A	1,711,900	138,492,710
		297,805,161
Semiconductors & Semiconductor Equipment - 9.0%
Acacia Communications, Inc.	8,600	960,190
Advanced Micro Devices, Inc. (a)	1,516,800	11,224,320
Applied Materials, Inc.	493,000	14,711,120
Applied Micro Circuits Corp. (a)	1,938,074	13,527,757
ASML Holding NV	56,000	5,966,800
Cavium, Inc. (a)	741,100	41,264,448
Cirrus Logic, Inc. (a)	834,400	42,345,800
Cree, Inc. (a)	1,348,013	32,365,792
Cypress Semiconductor Corp. (b)	131,000	1,562,830
Intel Corp.	122,700	4,403,703
KLA-Tencor Corp.	88,000	6,094,880
Mellanox Technologies Ltd. (a)	256,200	11,231,808
Micron Technology, Inc. (a)	102,300	1,686,927
NVIDIA Corp.	10,117,500	620,607,448
NXP Semiconductors NV (a)	92,700	8,159,454
Qorvo, Inc. (a)	81,200	4,663,316
Rambus, Inc. (a)	1,208,900	16,706,998
Silicon Laboratories, Inc. (a)	977,900	56,033,670
Skyworks Solutions, Inc.	44,078	3,299,679
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	469,000	13,479,060
Texas Instruments, Inc.	742,600	51,640,404
Xilinx, Inc.	79,900	4,331,379
		966,267,783
Software - 10.2%
Activision Blizzard, Inc.	1,991,100	82,371,807
Adobe Systems, Inc. (a)	457,800	46,837,518
Appirio, Inc. (a)(c)	100,642	343,189
Atlassian Corp. PLC	49,700	1,465,156
Autodesk, Inc. (a)	63,100	4,252,940
CyberArk Software Ltd. (a)	488,800	25,808,640
Electronic Arts, Inc. (a)	569,000	46,219,870
HubSpot, Inc. (a)	519,700	28,968,078
Imperva, Inc. (a)	173,800	7,822,738
Intuit, Inc.	171,500	19,113,675
LINE Corp. ADR (b)	25,700	1,098,675
Microsoft Corp.	3,546,092	203,758,446
Oracle Corp.	359,300	14,810,346
Paylocity Holding Corp. (a)	62,900	2,832,387
Proofpoint, Inc. (a)	112,000	8,618,400
Red Hat, Inc. (a)	1,467,100	107,068,958
Salesforce.com, Inc. (a)	5,759,642	457,430,768
ServiceNow, Inc. (a)	401,500	29,177,005
Zendesk, Inc. (a)	481,800	14,714,172
		1,102,712,768
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	4,670,765	495,568,167
Nimble Storage, Inc. (a)	208,793	1,716,278
Pure Storage, Inc. Class A (a)(b)	1,223,578	14,328,098
Samsung Electronics Co. Ltd.	5,299	7,692,441
Western Digital Corp.	34,420	1,606,381
		520,911,365

TOTAL INFORMATION TECHNOLOGY		4,150,353,808

MATERIALS - 1.3%
Chemicals - 1.2%
Albemarle Corp. U.S.	172,300	13,778,831
CF Industries Holdings, Inc.	403,100	10,480,600
E.I. du Pont de Nemours & Co.	432,200	30,081,120
Monsanto Co.	430,091	45,804,692
Praxair, Inc.	70,800	8,640,432
The Dow Chemical Co.	361,400	19,385,496
The Mosaic Co.	95,200	2,862,664
		131,033,835
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	350,300	3,604,587

TOTAL MATERIALS		134,638,422

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	181,300	8,997,919
Verizon Communications, Inc.	472,200	24,710,226
		33,708,145
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	752,500	34,870,850

TOTAL TELECOMMUNICATION SERVICES		68,578,995

TOTAL COMMON STOCKS
(Cost $7,857,707,082)		10,522,999,531

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Roku, Inc.:
Series G, 8.00% (a)(c)	661,380	1,183,870
Series H (c)	228,870	409,677
		1,593,547
Internet & Catalog Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)	22,157	822,907
Series D (c)	19,064	708,033
		1,530,940
Media - 0.0%
Turn, Inc. Series E (a)(c)	205,882	537,352
TOTAL CONSUMER DISCRETIONARY		3,661,839
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron, Inc. Series D (a)(c)	195,094	3,174,179
HEALTH CARE - 0.4%
Biotechnology - 0.3%
10X Genomics, Inc. Series C (c)	593,543	2,658,004
Immunocore Ltd. Series A (a)(c)	18,504	4,287,961
Moderna Therapeutics, Inc.:
Series E(c)	1,403,070	12,318,955
Series F(c)	1,538,270	13,506,011
RaNA Therapeutics LLC Series B (a)(c)	1,211,240	687,984
		33,458,915
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	783,663	5,677,482
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (c)	163,914	356,513
Series B (c)	532,720	1,158,666
		1,515,179
Pharmaceuticals - 0.0%
Kolltan Pharmaceuticals, Inc. Series D (a)(c)	1,692,030	1,641,269
TOTAL HEALTH CARE		42,292,845
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	53,937	5,200,606
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(c)	613,084	5,056,901
Professional Services - 0.2%
YourPeople, Inc. Series C(c)	1,527,000	23,210,400
TOTAL INDUSTRIALS		33,467,907
INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 0.7%
Jet.Com, Inc. Series B1 (c)	2,105,094	18,387,996
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	1,095,852	53,447,144
Series E, 8.00% (a)(c)	51,852	2,528,938
		74,364,078
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	209,665	5,451,290
Nutanix, Inc. Series E (a)(c)	274,751	3,956,414
		9,407,704
Software - 0.3%
Appirio, Inc. Series E (a)(c)	704,496	2,402,331
Cloudera, Inc. Series F (a)(c)	113,172	3,404,565
Cloudflare, Inc. Series D (a)(c)	344,325	2,145,145
Dataminr, Inc. Series D (a)(c)	442,241	2,843,565
Snapchat, Inc. Series F (a)(c)	545,559	16,759,572
Taboola.Com Ltd. Series E (a)(c)	331,426	3,745,114
		31,300,292
TOTAL INFORMATION TECHNOLOGY		115,072,074

TOTAL CONVERTIBLE PREFERRED STOCKS		197,668,844

Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (c)	130,754	1,009,421
TOTAL PREFERRED STOCKS
(Cost $147,451,528)		198,678,265
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn, Inc. 1.48% 3/2/23 (c)
(Cost $64,000)	$64,000	64,000
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.42% (g)	50,034,171	50,034,171
Fidelity Securities Lending Cash Central Fund 0.44% (g)(h)	68,675,189	68,675,189
TOTAL MONEY MARKET FUNDS
(Cost $118,709,360)		118,709,360
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $8,123,931,970)		10,840,451,156
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(65,920,554)
NET ASSETS - 100%		$10,774,530,602

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $251,198,662 or 2.3% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,796,848 or 0.3% of net assets.

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16	$2,658,004
Adimab LLC unit	9/17/14 - 6/5/15	$11,583,995
Appirio, Inc.	2/12/15	$718,634
Appirio, Inc. Series E	2/12/15	$5,030,454
AppNexus, Inc. Series E	8/1/14	$4,200,051
Blue Apron, Inc. Series D	5/18/15	$2,599,998
Cloudera, Inc. Series F	2/5/14	$1,647,784
Cloudflare, Inc. Series D	11/5/14	$2,109,163
Codiak Biosciences, Inc. Series A	11/12/15	$163,914
Codiak Biosciences, Inc. Series B	11/12/15	$1,598,160
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Domo, Inc. Series D	1/24/14	$2,533,999
Immunocore Ltd. Series A	7/27/15	$3,482,067
Jet.Com, Inc. Series B1	11/24/15	$10,499,998
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$1,692,030
Moderna Therapeutics, Inc. Series E	12/18/14	$10,570,104
Moderna Therapeutics, Inc. Series F	8/10/16	$11,588,640
Mulberry Health, Inc. Series A8	1/20/16	$5,293,448
NJOY, Inc.	2/14/14	$1,528,156
Nutanix, Inc. Series E	8/26/14	$3,680,702
RaNA Therapeutics LLC Series B	7/17/15	$1,308,139
Roku, Inc. Series G, 8.00%	10/1/14	$859,496
Roku, Inc. Series H	11/9/15	$349,919
RPI International Holdings LP	5/21/15 - 3/23/16	$4,390,645
Snapchat, Inc. Series F	3/25/15 - 2/12/16	$16,759,572
Space Exploration Technologies Corp. Class A	10/16/15	$8,722,089
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Tory Burch LLC unit	5/14/15	$17,704,966
Turn, Inc. Series E	12/30/13	$1,717,056
Turn, Inc. 1.48% 3/2/23	3/2/16	$64,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$17,000,007
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,727,583
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$5,235,000
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,289
Fidelity Securities Lending Cash Central Fund	1,445,590
Total	$1,564,879

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,279,213,393	$2,045,476,674	$214,798,771	$18,937,948
Consumer Staples	810,077,605	806,903,426	--	3,174,179
Energy	221,806,000	221,806,000	--	--
Financials	288,438,194	283,829,657	--	4,608,537
Health Care	1,939,517,063	1,859,256,614	17,052,828	63,207,621
Industrials	713,982,242	666,623,172	--	47,359,070
Information Technology	4,265,425,882	4,143,588,911	10,378,122	111,458,849
Materials	134,638,422	134,638,422	--	--
Telecommunication Services	68,578,995	68,578,995	--	--
Corporate Bonds	64,000	--	--	64,000
Money Market Funds	118,709,360	118,709,360	--	--
Total Investments in Securities:	$10,840,451,156	$10,349,411,231	$242,229,721	$248,810,204

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 83,472,316
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	19,062,523
Cost of Purchases	13,259,581
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(4,335,571)
Ending Balance	$ 111,458,849
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$ 19,062,523
Other Investments in Securities
Beginning Balance	$112,009,637
Net Realized Gain (Loss) on Investment Securities	1,383,894
Net Unrealized Gain (Loss) on Investment Securities	22,293,431
Cost of Purchases	57,862,894
Proceeds of Sales	(56,198,501)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$137,351,355
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$22,293,431

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$64,000	Market approach	Transaction price	$100.00	Increase
Equities	248,746,204	Discounted cash flow	Discount rate	8.0%	Decrease
			Weighted average cost of capital (WACC)	11.7%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 19.7%	Decrease
			Growth rate	2.5%	Increase
		Market approach	Discount rate	50.0%	Decrease
			Transaction price	$1.00 - $150.00 / $33.34	Increase
			Tender Price	$24.04 - $96.42 / $56.18	Increase
			Acquisition terms	$9.00	Increase
			Premium rate	15.0%	Increase
			Proxy based discount	3.0% - 47.4% / 20.6%	Decrease
			Proxy based premium	21.5%	Increase
		Market comparable	Recovery rate	0.0%	Increase
			Discount rate	1.0% - 50.0% / 9.8%	Decrease
			Price/Earnings multiple (P/E)	9.4 - 10.6 / 9.9	Increase
			Enterprise value/EBITDA multiple	10.3	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 16.1 / 6.3	Increase
			Discount for lack of marketability	10.0% - 20.0% / 16.8%	Decrease
			Liquidity preference	$8.34 - $62.18 / $60.30	Increase
			Premium rate	4.0% - 235.0% / 80.6%	Increase
		Recovery value	Liquidity preference	$12.75	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $8,130,388,684. Net unrealized appreciation aggregated $2,710,062,472, of which $3,161,116,349 related to appreciated investment securities and $451,053,877 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2016